Fees and Expenses	Dec. 31, 2025
MFS Blended Research Small Cap Equity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Blended Research Small Cap Equity Portfolio		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.19%	0.19%
Expenses (as a percentage of Assets)		0.59%	0.84%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.58%	0.83%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Blended Research Small Cap Equity Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 59	$ 85
Expense Example, with Redemption, 3 Years	188	267
Expense Example, with Redemption, 5 Years	328	465
Expense Example, with Redemption, 10 Years	$ 737	$ 1,036

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Portfolio Turnover, Rate	72.00%
MFS Conservative Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Conservative Allocation Portfolio	Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.05%	0.05%
Acquired Fund Fees and Expenses	0.65%	0.65%
Expenses (as a percentage of Assets)	0.70%	0.95%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Conservative Allocation Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 72	$ 97
Expense Example, with Redemption, 3 Years	224	303
Expense Example, with Redemption, 5 Years	390	526
Expense Example, with Redemption, 10 Years	$ 871	$ 1,166

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
MFS Global Real Estate Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Global Real Estate Portfolio		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.12%	0.12%
Expenses (as a percentage of Assets)		1.02%	1.27%
Fee Waiver or Reimbursement	[1]	(0.12%)	(0.12%)
Net Expenses (as a percentage of Assets)		0.90%	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.90% of the class' average daily net assets annually for Initial Class shares and 1.15% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Global Real Estate Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 92	$ 117
Expense Example, with Redemption, 3 Years	313	391
Expense Example, with Redemption, 5 Years	552	685
Expense Example, with Redemption, 10 Years	$ 1,237	$ 1,523

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
MFS Growth Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Growth Allocation Portfolio	Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.04%	0.04%
Acquired Fund Fees and Expenses	0.76%	0.76%
Expenses (as a percentage of Assets)	0.80%	1.05%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Growth Allocation Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 82	$ 107
Expense Example, with Redemption, 3 Years	255	334
Expense Example, with Redemption, 5 Years	444	579
Expense Example, with Redemption, 10 Years	$ 990	$ 1,283

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
MFS Inflation-Adjusted Bond Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Inflation-Adjusted Bond Portfolio		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.50%	0.50%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.11%	0.11%
Expenses (as a percentage of Assets)		0.61%	0.86%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.60%	0.85%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Inflation-Adjusted Bond Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 61	$ 87
Expense Example, with Redemption, 3 Years	194	273
Expense Example, with Redemption, 5 Years	339	476
Expense Example, with Redemption, 10 Years	$ 761	$ 1,060

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Portfolio Turnover, Rate	43.00%
MFS Limited Maturity Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Limited Maturity Portfolio		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.40%	0.40%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.09%	0.09%
Expenses (as a percentage of Assets)		0.49%	0.74%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.48%	0.73%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Limited Maturity Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 49	$ 75
Expense Example, with Redemption, 3 Years	156	236
Expense Example, with Redemption, 5 Years	273	410
Expense Example, with Redemption, 10 Years	$ 615	$ 917

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	46.00%
MFS Mid Cap Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Mid Cap Value Portfolio		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.75%	0.75%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.05%	0.05%
Expenses (as a percentage of Assets)		0.80%	1.05%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.79%	1.04%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Mid Cap Value Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 81	$ 106
Expense Example, with Redemption, 3 Years	254	333
Expense Example, with Redemption, 5 Years	443	578
Expense Example, with Redemption, 10 Years	$ 989	$ 1,282

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	24.00%
MFS Moderate Allocation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS Moderate Allocation Portfolio	Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)	0.00%	0.00%
Distribution and Service (12b-1) Fees	0.00%	0.25%
Other Expenses (as a percentage of Assets):	0.02%	0.02%
Acquired Fund Fees and Expenses	0.70%	0.70%
Expenses (as a percentage of Assets)	0.72%	0.97%

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS Moderate Allocation Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 74	$ 99
Expense Example, with Redemption, 3 Years	230	309
Expense Example, with Redemption, 5 Years	401	536
Expense Example, with Redemption, 10 Years	$ 894	$ 1,190

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 7% of the average value of its portfolio.

Portfolio Turnover, Rate	7.00%
MFS New Discovery Value Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you hold shares of the fund. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which the fund is offered were included, your expenses would be higher.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS New Discovery Value Portfolio		Initial Class Shares	Service Class Shares
Management Fees (as a percentage of Assets)		0.90%	0.90%
Distribution and Service (12b-1) Fees		0.00%	0.25%
Other Expenses (as a percentage of Assets):		0.31%	0.31%
Expenses (as a percentage of Assets)		1.21%	1.46%
Fee Waiver or Reimbursement	[1]	(0.33%)	(0.33%)
Net Expenses (as a percentage of Assets)		0.88%	1.13%
Fee Waiver or Reimbursement over Assets, Date of Termination		April 30, 2027	April 30, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027. MFS has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.88% of the class' average daily net assets annually for Initial Class shares and 1.13% of the class' average daily net assets annually for Service Class shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least April 30, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. If the fees and expenses imposed by the insurance company that issued your variable contracts or other eligible investor through which an investment in the fund is made were included, your expenses would be higher.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS New Discovery Value Portfolio - USD ($)	Initial Class Shares	Service Class Shares
Expense Example, with Redemption, 1 Year	$ 90	$ 115
Expense Example, with Redemption, 3 Years	351	429
Expense Example, with Redemption, 5 Years	633	766
Expense Example, with Redemption, 10 Years	$ 1,437	$ 1,718

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	50.00%